ARTICLES OF CONVERSION

Converting

FS GLOBAL CREDIT OPPORTUNITIES FUND

a Delaware statutory trust to

FS CREDIT OPPORTUNITIES CORP.

a Maryland corporation

These Articles of Conversion (these “Articles”), dated as of March 22, 2022, have been duly executed and are being filed by the undersigned, for the purpose of converting FS Global Credit Opportunities Fund, a Delaware statutory trust (the “Delaware Trust”), from a Delaware statutory trust to a Maryland corporation under the Maryland General Corporation Law (the “MGCL”) and certifies:

FIRST:            The Delaware Trust, to be converted, is named: FS Global Credit Opportunities Fund. The Delaware Trust was formed with the filing of its certificate of trust with the Secretary of State of the State of Delaware (the “Secretary of State”) on January 28, 2013.

SECOND:  By virtue of these Articles and the Articles of Incorporation filed for record contemporaneously herewith, the Delaware Trust is converting into a Maryland corporation formed under and pursuant to the MGCL. The name of the Maryland corporation into which the Delaware Trust shall be converted is: FS Credit Opportunities Corp. (the “Maryland Corporation”), which shall be formed in Maryland.

THIRD:           The conversion has been approved in accordance with Section 3-902(f) of the MGCL.

FOURTH:       The manner and basis of converting the beneficial interests of the Delaware Trust into shares of stock of the Maryland Corporation is as follows:

(a)                each issued and outstanding common share of beneficial interest of the Delaware Trust shall be immediately converted into one common share of stock of the Maryland Corporation;

(b)               each issued and outstanding Term Preferred Share, Series 2023 – Floating Rate of the Delaware Trust shall be immediately converted into one Term Preferred Share, Series 2023 – Floating Rate of the Maryland Corporation;

(c)                each issued and outstanding Term Preferred Share, Series 2023 – Fixed Rate of the Delaware Trust shall be immediately converted into one Term Preferred Share, Series 2023

– Fixed Rate of the Maryland Corporation;

(d)               each issued and outstanding Term Preferred Share, Series 2026 of the Delaware Trust shall be immediately converted into one Term Preferred Share, Series 2026 of the Maryland Corporation;

(e)                each issued and outstanding Term Preferred Share, Series 2025 of the Delaware Trust shall be immediately converted into one Term Preferred Share, Series 2025 of the Maryland Corporation;

(f)                 each issued and outstanding Term Preferred Share, Series 2025-2 of the Delaware Trust shall be immediately converted into one Term Preferred Share, Series 2025-2 of the Maryland Corporation; and

(g)               each issued and outstanding Term Preferred Share, Series 2027 of the Delaware Trust shall be immediately converted into one Term Preferred Share, Series 2027 of the Maryland Corporation.

FIFTH:            The conversion shall be effective as of March 23, 2022.

SIXTH:           Upon the completion of the conversion in accordance with the MGCL, the Maryland Corporation shall, for all purposes of the laws of the State of Maryland, succeed to the rights and obligations of the Delaware Trust.

SEVENTH: The undersigned acknowledges these Articles to be the act and deed of the Delaware Trust and, further, as to all matters or facts required to be verified under oath, the undersigned acknowledges that, to the best of his or her knowledge, information, and belief, these matters and facts relating to the Delaware Trust are true in all material respects and that this statement is made under the penalties of perjury.

[Signature page follows]

IN WITNESS WHEREOF, the undersigned has executed these Articles as of the date first written above.

WITNESS

/s/ Stephen S. Sypherd

Name: Stephen S. Sypherd

Title: Vice President, Treasurer and Secretary

FS Global Credit Opportunities Fund

a Delaware Statutory Trust

By: /s/ Michael C. Forman

Name: Michael C. Forman

Title: President and Chief Executive Officer